ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - shares	Dec. 31, 2023	Jun. 30, 2023	Apr. 26, 2017	Jan. 09, 2017	Nov. 24, 2016
Common stock, shares outstanding	10,626,566	10,621,762	15,000,000
Dongguan Jiasheng [Member] | Dongguan Dogness [Member]
Ownership interest percentage					100.00%
HK Dogness [Member]
Ownership interest percentage					100.00%
Dogness [Member]
Ownership interest percentage				100.00%
Dogness Intelligence Technology Co., Ltd. [Member]
Ownership interest percentage				100.00%
Common Class B [Member]
Common stock, shares outstanding	9,069,000	9,069,000